Supplmental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Supplemental Cash Flow Information [Abstract]
Cash paid during the year for interest, net of amounts capitalized	$ 49,219	$ 9,347
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliate)	$ 289,453	$ 450,767